Financial Instruments - Summary of Sensitivity to 10% Increase or Decrease in Canadian Dollar Relative to United States Dollar (Detail) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Disclosure of sensitivity to ten percentage increase or decrease in exchange rate [abstract]
Increase (decrease) in net earnings	$ (377)	$ (265)
Increase (decrease) in other comprehensive income	26,237	30,976
Increase (decrease) in total comprehensive income	25,860	30,711
Increase (decrease) in net earnings	377	265
Increase (decrease) in other comprehensive income	(26,237)	(30,976)
Increase (decrease) in total comprehensive income	$ (25,860)	$ (30,711)